Leases (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	¥ 9,213	¥ 8,934	¥ 8,917
Short-term lease cost	3,405	3,263	3,358
Total	12,618	12,197	12,275
Cash paid for operating leases	¥ 10,012	¥ 9,546	¥ 9,086